Not FDIC Insured May Lose Value No Bank Guarantee
ZTIF-Q1PH

Schedules of Investments
(unaudited)
Foreign Smaller Companies Series 2
International Equity Series 7
Notes to Schedules of Investments 10

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2022
Foreign Smaller Companies Series
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 94.2%
Austria 1.4%
AT&S Austria Technologie &
Systemtechnik AG ..............
Electronic Equipment, Instruments &
Components 88,251 $ 4,898,073
a,b
DO & CO AG ................... Commercial Services & Supplies 44,748 3,763,210
8,661,283
Bahamas 1.2%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 736,605 7,513,371
Belgium 3.6%
Barco NV ...................... Electronic Equipment, Instruments &
Components 376,877 8,292,083
Fagron ........................ Health Care Providers & Services 397,990 7,252,236
a
Kinepolis Group NV .............. Entertainment 106,317 6,430,209
21,974,528
Brazil 2.1%
a
Camil Alimentos SA ............... Food Products 3,066,500 6,214,334
a
M Dias Branco SA ................ Food Products 1,264,700 6,538,827
12,753,161
Canada 3.7%
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 126,300 3,318,500
Canadian Western Bank ........... Banks 374,860 10,895,751
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,061,104 4,549,104
North West Co., Inc. (The) .......... Food & Staples Retailing 123,700 3,789,410
22,552,765
China 3.2%
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,478,200 1,546,971
c
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 1,592,500 1,889,710
b,c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 2,825,423
c
Viva Biotech Holdings, 144A, Reg S .. Life Sciences Tools & Services 8,997,000 3,529,566
a,c
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 2,795,500 1,401,107
b
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 5,750,040 8,592,798
19,785,575
Denmark 0.6%
Matas A/S ...................... Specialty Retail 252,675 3,619,253
Finland 2.8%
Anora Group OYJ ................ Beverages 565,737 5,508,196
Fiskars OYJ Abp ................. Household Durables 190,477 4,517,407
Huhtamaki OYJ .................. Containers & Packaging 210,874 7,336,946
17,362,549
France 0.5%
a
Beneteau SA .................... Leisure Products 204,756 3,206,208
Germany 5.7%
Adesso SE ..................... IT Services 16,527 3,383,441
a,b
flatexDEGIRO AG ................ Capital Markets 181,562 3,654,949
Gerresheimer AG ................ Life Sciences Tools & Services 29,500 2,155,181
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 241,995 7,281,857
a,c
Montana Aerospace AG, 144A, Reg S . Aerospace & Defense 240,514 4,230,717
Rational AG .................... Machinery 8,080 5,565,632

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
Stabilus SA ..................... Machinery 127,011 $ 6,304,290
a,b
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 280,400 2,243,200
34,819,267
Greece 0.7%
JUMBO SA ..................... Specialty Retail 296,860 4,423,593
Hong Kong 2.4%
Johnson Electric Holdings Ltd. ...... Auto Components 620,001 853,307
Techtronic Industries Co. Ltd. ....... Machinery 133,000 2,130,869
Value Partners Group Ltd. .......... Capital Markets 11,218,000 4,787,416
VTech Holdings Ltd. .............. Communications Equipment 944,800 6,858,435
14,630,027
Indonesia 0.8%
XL Axiata Tbk. PT ................ Wireless Telecommunication Services 25,608,700 4,710,804
Israel 2.0%
Max Stock Ltd. .................. Multiline Retail 1,340,121 3,564,513
a
RADA Electronic Industries Ltd. ...... Aerospace & Defense 635,800 8,856,694
12,421,207
Italy 6.6%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 77,568 4,513,212
Interpump Group SpA ............. Machinery 190,678 9,556,108
MARR SpA ..................... Food & Staples Retailing 295,251 4,878,732
Sanlorenzo SpA ................. Leisure Products 297,063 12,026,570
c
Technogym SpA, 144A, Reg S ...... Leisure Products 1,192,656 9,404,131
40,378,753
Japan 18.3%
Anicom Holdings, Inc. ............. Insurance 705,200 3,736,566
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 447,400 8,634,465
Bunka Shutter Co. Ltd. ............ Building Products 401,600 3,229,344
Dowa Holdings Co. Ltd. ............ Metals & Mining 79,000 3,610,913
en Japan, Inc. ................... Professional Services 165,900 3,978,236
Fuji Oil Holdings, Inc. ............. Food Products 324,400 5,261,048
Glory Ltd. ...................... Machinery 270,200 4,566,782
Hosokawa Micron Corp. ........... Machinery 149,500 3,262,230
Idec Corp. ...................... Electrical Equipment 235,300 4,913,062
IDOM, Inc. ..................... Specialty Retail 849,000 5,049,336
Meitec Corp. .................... Professional Services 180,900 9,800,854
Morinaga & Co. Ltd. .............. Food Products 62,100 1,935,655
Nichiha Corp. ................... Building Products 303,900 6,215,452
Nihon Parkerizing Co. Ltd. .......... Chemicals 305,200 2,314,318
Nissei ASB Machine Co. Ltd. ........ Machinery 178,200 4,514,511
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 522,900 4,971,567
Shima Seiki Manufacturing Ltd. ...... Machinery 459,400 6,986,349
Square Enix Holdings Co. Ltd. ....... Entertainment 58,700 2,600,651
TechnoPro Holdings, Inc. .......... Professional Services 323,000 8,726,839
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 406,700 5,153,078
Tsubakimoto Chain Co. ............ Machinery 128,300 3,193,297
Tsumura & Co. .................. Pharmaceuticals 373,800 9,774,034
112,428,587

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands 3.0%
a
Accell Group NV ................. Leisure Products 55,404 $ 3,509,176
c
Flow Traders, 144A, Reg S ......... Capital Markets 235,894 8,008,463
a,c
Intertrust NV, 144A, Reg S ......... Professional Services 305,885 6,648,551
18,166,190
Norway 2.0%
a,b
PhotoCure ASA .................. Pharmaceuticals 441,918 5,905,348
TGS ASA ...................... Energy Equipment & Services 452,729 6,728,056
12,633,404
Philippines 0.8%
Century Pacific Food, Inc. .......... Food Products 11,227,200 5,099,327
South Korea 2.4%
BNK Financial Group, Inc. .......... Banks 703,065 4,566,827
DGB Financial Group, Inc. .......... Banks 943,393 7,194,634
Kyung Dong Navien Co. Ltd. ........ Building Products 73,113 2,753,360
14,514,821
Spain 0.6%
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 113,180 3,730,761
Sweden 4.4%
Cloetta AB, B ................... Food Products 494,430 1,348,756
c
Dometic Group AB, 144A .......... Auto Components 717,546 6,173,016
a
Electrolux Professional AB, B ....... Machinery 770,413 4,734,629
Granges AB .................... Metals & Mining 706,193 6,921,746
c
Thule Group AB, 144A, Reg S ....... Leisure Products 191,923 7,595,567
26,773,714
Switzerland 4.2%
Bucher Industries AG ............. Machinery 20,759 8,390,981
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 84,906 5,370,334
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 49,400 3,644,732
a
Siegfried Holding AG .............. Life Sciences Tools & Services 8,691 7,163,701
a
Zur Rose Group AG .............. Food & Staples Retailing 8,469 1,241,861
25,811,609
Taiwan 9.3%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 2,660,037 8,297,427
Giant Manufacturing Co. Ltd. ........ Leisure Products 592,482 5,366,699
Johnson Health Tech Co. Ltd. ....... Leisure Products 1,891,000 3,573,959
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 5,912,000 8,762,319
Merida Industry Co. Ltd. ........... Leisure Products 702,000 6,164,591
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 755,000 3,426,486
Nien Made Enterprise Co. Ltd. ...... Household Durables 418,000 4,869,847
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 2,445,000 4,414,650
Shin Zu Shing Co. Ltd. ............ Machinery 1,010,000 2,915,717
Topkey Corp. ................... Leisure Products 704,000 3,249,511
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,354,000 6,305,705
57,346,911

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 1.0%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 4,061,200 $ 5,901,152
United Kingdom 9.4%
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,760,058 3,769,050
Greggs plc ..................... Hotels, Restaurants & Leisure 197,971 6,358,840
c
Ibstock plc, 144A, Reg S ........... Construction Materials 2,360,394 5,417,762
a
Johnson Service Group plc ......... Commercial Services & Supplies 1,910,765 2,947,688
Man Group plc .................. Capital Markets 3,624,828 11,062,478
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 190,914 5,262,854
Pagegroup plc .................. Professional Services 819,908 5,282,600
Rathbones Group plc ............. Capital Markets 306,358 7,969,061
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 628,482 9,340,345
57,410,678
United States 1.5%
Axis Capital Holdings Ltd. .......... Insurance 59,230 3,581,638
a
IMAX Corp. ..................... Entertainment 294,200 5,569,206
9,150,844
Total Common Stocks (Cost $484,143,403) .....................................
577,780,342
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 262,784 788,352
Total Warrants (Cost $221,371) ................................................
788,352
Total Long Term Investments (Cost $484,364,774) ...............................
578,568,694
Short Term Investments 2.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.5%
United States 1.5%
d
FHLB, 4/01/22 .................. 9,300,000 9,300,000
Total U.S. Government and Agency Securities (Cost $9,300,000) ..................
9,300,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 1.1%
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 6,558,610 6,558,610
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$6,558,610) .................................................................
6,558,610
a a a a a
Total Short Term Investments (Cost $15,858,610 ) ................................
15,858,610
a a a

Templeton Institutional Funds
Schedule of Investments (unaudited)
Foreign Smaller Companies Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 14 .
a
Total Investments (Cost $500,223,384) 96.9% ...................................
$594,427,304
Other Assets, less Liabilities 3.1% .............................................
18,921,400
Net Assets 100.0% ...........................................................
$613,348,704
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2022.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $66,464,358, representing 10.8% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 6 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Schedule of Investments (unaudited), March 31, 2022
International Equity Series
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 98.6%
Belgium 1.6%
Anheuser-Busch InBev SA/NV ...... Beverages 90,384 $ 5,404,621
Brazil 2.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 145,981 6,941,468
Canada 2.5%
Barrick Gold Corp. ............... Metals & Mining 193,600 4,749,008
GFL Environmental, Inc. ........... Commercial Services & Supplies 108,600 3,533,844
8,282,852
China 1.0%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 17,996 3,330,700
France 9.8%
Cie de Saint-Gobain .............. Building Products 55,187 3,284,093
Danone SA ..................... Food Products 72,840 4,024,446
Eiffage SA ...................... Construction & Engineering 55,059 5,651,594
TotalEnergies SE ................ Oil, Gas & Consumable Fuels 211,287 10,692,478
Veolia Environnement SA .......... Multi-Utilities 255,663 8,198,558
31,851,169
Germany 15.7%
adidas AG ...................... Textiles, Apparel & Luxury Goods 15,199 3,542,243
Bayer AG ...................... Pharmaceuticals 59,108 4,043,482
a
Continental AG .................. Auto Components 70,213 5,033,988
b
Covestro AG, 144A, Reg S ......... Chemicals 50,719 2,554,322
Deutsche Boerse AG .............. Capital Markets 33,769 6,079,611
Deutsche Telekom AG ............. Diversified Telecommunication Services 574,104 10,693,638
E.ON SE ....................... Multi-Utilities 723,182 8,403,176
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 86,420 5,791,861
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 149,667 5,063,927
51,206,248
Hong Kong 2.1%
AIA Group Ltd. .................. Insurance 645,800 6,743,413
Hungary 1.0%
Richter Gedeon Nyrt . ............. Pharmaceuticals 154,129 3,258,944
Ireland 2.6%
CRH plc ....................... Construction Materials 110,764 4,418,438
a
ICON plc ....................... Life Sciences Tools & Services 16,400 3,988,808
8,407,246
Japan 14.0%
Hitachi Ltd. ..................... Industrial Conglomerates 127,300 6,371,412
Honda Motor Co. Ltd. ............. Automobiles 231,700 6,568,541
Isuzu Motors Ltd. ................ Automobiles 515,700 6,662,642
Komatsu Ltd. ................... Machinery 216,900 5,211,776
Sony Group Corp. ................ Household Durables 70,100 7,212,476
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 110,200 5,583,819
Sumitomo Mitsui Financial Group, Inc. . Banks 258,100 8,153,967
45,764,633
Netherlands 6.1%
ING Groep NV .................. Banks 596,018 6,223,829
Shell plc ....................... Oil, Gas & Consumable Fuels 496,879 13,619,853
19,843,682

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Singapore 2.2%
United Overseas Bank Ltd. ......... Banks 301,100 $ 7,045,138
South Korea 5.7%
KB Financial Group, Inc. ........... Banks 104,409 5,220,907
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 172,907 9,872,628
Shinhan Financial Group Co. Ltd. .... Banks 105,132 3,563,396
18,656,931
Spain 1.4%
Red Electrica Corp. SA ............ Electric Utilities 226,449 4,649,862
Switzerland 3.6%
Adecco Group AG ................ Professional Services 118,203 5,361,873
Roche Holding AG ............... Pharmaceuticals 16,373 6,478,171
11,840,044
Taiwan 2.3%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 365,492 7,502,634
Thailand 1.2%
Kasikornbank PCL ............... Banks 812,400 3,918,617
United Kingdom 21.6%
AstraZeneca plc ................. Pharmaceuticals 54,550 7,234,593
BAE Systems plc ................ Aerospace & Defense 937,160 8,801,966
BP plc ......................... Oil, Gas & Consumable Fuels 2,447,134 11,997,699
Compass Group plc .............. Hotels, Restaurants & Leisure 182,864 3,935,550
DS Smith plc .................... Containers & Packaging 1,242,862 5,227,523
a
Informa plc ..................... Media 509,919 3,995,529
a
International Consolidated Airlines
Group SA ..................... Airlines 2,186,623 4,056,163
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 58,920 1,976,321
Lloyds Banking Group plc .......... Banks 15,928,136 9,700,457
Smith & Nephew plc .............. Health Care Equipment & Supplies 288,997 4,596,812
Standard Chartered plc ............ Banks 889,115 5,902,404
a
WH Smith plc ................... Specialty Retail 163,396 3,052,111
70,477,128
United States 2.1%
GlaxoSmithKline plc .............. Pharmaceuticals 310,914 6,727,744
Total Common Stocks (Cost $258,451,817) .....................................
321,853,074
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $258,451,817) ...............................
321,853,074

Templeton Institutional Funds
Schedule of Investments (unaudited)
International Equity Series
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 3 .
Short Term Investments 0.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.7%
United States 0.7%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 2,368,683 $ 2,368,683
Total Money Market Funds (Cost $2,368,683) ...................................
2,368,683
a a a a a
Total Short Term Investments (Cost $2,368,683 ) .................................
2,368,683
a a a
Total Investments (Cost $260,820,500) 99.3% ...................................
$324,221,757
Other Assets, less Liabilities 0.7% .............................................
2,268,140
Net Assets 100.0% ...........................................................
$326,489,897
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2022, the aggregate value of these securities was $4,530,643, representing 1.4% of net assets.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 20 $ 2,144,400 6/17/22 $ 120,884
Total Futures Contracts ...................................................................... $120,884
*
As of period end.

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
2. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2022, investments in affiliated management investment companies were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $9,593,212 $28,546,542 $(31,581,144) $— $— $6,558,610 6,558,610 $39
Total Affiliated Securities ... $9,593,212 $28,546,542 $(31,581,144) $— $— $6,558,610 $39
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,153,549 $ 41,261,853 $ (44,046,719) $ — $ — $ 2,368,683 2,368,683 $ 126
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . — 11,074,075 (11,074,075) — — — — 17
Total Affiliated Securities ... $5,153,549 $52,335,928 $(55,120,794) $— $— $2,368,683 $143

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Austria .............................. $ — $ 8,661,283 $ — $ 8,661,283
Bahamas ............................ 7,513,371 — — 7,513,371
Belgium ............................. — 21,974,528 — 21,974,528
Brazil ............................... 12,753,161 — — 12,753,161
Canada ............................. 22,552,765 — — 22,552,765
China ............................... — 19,785,575 — 19,785,575
Denmark ............................ 3,619,253 — — 3,619,253
Finland .............................. 5,508,196 11,854,353 — 17,362,549
France .............................. — 3,206,208 — 3,206,208
Germany ............................ 2,243,200 32,576,067 — 34,819,267
Greece .............................. — 4,423,593 — 4,423,593
Hong Kong ........................... — 14,630,027 — 14,630,027
Indonesia ............................ — 4,710,804 — 4,710,804
Israel ............................... 8,856,694 3,564,513 — 12,421,207
Italy ................................ — 40,378,753 — 40,378,753
Japan ............................... — 112,428,587 — 112,428,587
Netherlands .......................... — 18,166,190 — 18,166,190
Norway .............................. — 12,633,404 — 12,633,404
Philippines ........................... 5,099,327 — — 5,099,327
South Korea .......................... — 14,514,821 — 14,514,821
Spain ............................... — 3,730,761 — 3,730,761
Sweden ............................. — 26,773,714 — 26,773,714
Switzerland ........................... 3,644,732 22,166,877 — 25,811,609
Taiwan .............................. — 57,346,911 — 57,346,911
Thailand ............................. — 5,901,152 — 5,901,152
United Kingdom ....................... 7,969,061 49,441,617 — 57,410,678
United States ......................... 9,150,844 — — 9,150,844
Warrants .............................. 788,352 — — 788,352
Short Term Investments ................... 6,558,610 9,300,000 — 15,858,610
Total Investments in Securities ........... $96,257,566 $498,169,738
a
$— $594,427,304
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 5,404,621 — 5,404,621
Brazil ............................... 6,941,468 — — 6,941,468
Canada ............................. 8,282,852 — — 8,282,852
China ............................... 3,330,700 — — 3,330,700
France .............................. — 31,851,169 — 31,851,169
Germany ............................ — 51,206,248 — 51,206,248
Hong Kong ........................... — 6,743,413 — 6,743,413
Hungary ............................. 3,258,944 — — 3,258,944
Ireland .............................. 3,988,808 4,418,438 — 8,407,246
Japan ............................... — 45,764,633 — 45,764,633
Netherlands .......................... — 19,843,682 — 19,843,682
Singapore ............................ — 7,045,138 — 7,045,138
South Korea .......................... — 18,656,931 — 18,656,931
Spain ............................... — 4,649,862 — 4,649,862
Switzerland ........................... — 11,840,044 — 11,840,044
Taiwan .............................. — 7,502,634 — 7,502,634
Thailand ............................. — 3,918,617 — 3,918,617
United Kingdom ....................... — 70,477,128 — 70,477,128
United States ......................... — 6,727,744 — 6,727,744
7. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Schedules of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Escrows and Litigation Trusts ............... $ — $ — $ —
b
$ —
Short Term Investments ................... 2,368,683 — — 2,368,683
Total Investments in Securities ........... $28,171,455 $296,050,302
c
$— $324,221,757
Other Financial Instruments:
Futures contracts ........................ $ 120,88 4 $ — $ — $ 120,88 4
Total Other Financial Instruments ......... $120,884 $— $— $120,884
a
Includes foreign securities valued at $488,869,738, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes securities determined to have no value at March 31, 2022.
c
Includes foreign securities valued at $296,050,302, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
FHLB
Federal Home Loan Banks
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.